Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue:
SG Block sales	$ 3,436,904	$ 1,190,004
Engineering services	121,327	181,312
Project management	406,565	545,249
Revenue, Net, Total	3,964,796	1,916,565
Cost of revenue:
SG Block sales	2,927,145	803,453
Engineering services	104,348	104,369
Project management	376,425	431,337
Total Cost of revenue	3,407,918	1,339,159
Gross profit	556,878	577,406
Operating expenses:
Payroll and related expenses	1,084,953	963,075
General and administrative expenses	1,014,212	351,006
Marketing and business development expense	443,857	161,425
Pre-project expenses	72,936	35,758
Total	2,615,958	1,511,264
Operating loss	(2,059,080)	(933,858)
Other income (expense):
Interest expense	(3,733)	(396,155)
Interest income	110	37
Change in fair value of financial instruments	(86,122)	9,275
Cancellation of trade liabilities and unpaid interest	239,250	73,057
Total	149,505	(313,786)
Net loss	$ (1,909,575)	$ (1,247,644)
Net loss per share - basic and diluted: Basic and diluted	$ (0.06)	$ (0.06)
Weighted average shares outstanding: Basic and diluted	35,411,704	21,620,012